UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06115

Exact name of registrant as specified in charter:	The Singapore Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.6%(a)
COMMON STOCKS—99.6%
CONSUMER DISCRETIONARY—3.9%
2,035,000	FJ Benjamin Holdings Ltd.(b)	$408,329
65,000	Jardine Cycle & Carriage Ltd.	2,058,691
554,000	Singapore Press Holdings Ltd.	1,912,291
		4,379,311
CONSUMER STAPLES—0.3%
471,000	Breadtalk Group Ltd.	355,367

FINANCIALS—47.4%
2,900,000	Ascendas Hospitality Trust	1,925,727
710,000	Bukit Sembawang Estates Ltd.	3,451,852
723,000	CDL Hospitality Trusts	946,070
774,000	City Developments Ltd.	6,468,236
520,120	DBS Group Holdings Ltd.	6,825,490
3,280,000	Far East Hospitality Trust	2,412,143
851,000	Hong Leong Finance Ltd.	1,792,097
1,096,500	Keppel REIT	1,096,335
1,395,641	Oversea-Chinese Banking Corp. Ltd.	11,586,814
584,000	Singapore Exchange Ltd.	3,501,423
627,397	United Overseas Bank Ltd.	10,583,651
2,251,000	Wheelock Properties (Singapore) Ltd.	3,237,371
		53,827,209
HEALTH CARE—3.9%
2,361,000	Eu Yan Sang International Ltd.(b)	1,411,937
1,183,604	Raffles Medical Group Ltd.	2,995,456
		4,407,393
INDUSTRIALS—36.2%
1,450,000	ComfortDelGro Corp. Ltd.	2,282,346
138,400	Jardine Matheson Holdings Ltd.	7,576,374
67,000	Jardine Strategic Holdings Ltd.	2,304,685
1,137,500	Keppel Corp. Ltd.	9,259,076
813,000	SATS Ltd.	2,121,112
1,415,000	SembCorp Marine Ltd.	5,059,303
335,000	Singapore Airlines Ltd.	2,663,391
1,245,000	Singapore Post Ltd.	1,287,329
1,530,000	Singapore Technologies Engineering Ltd.	5,152,271
809,990	Straits Trading Co. Ltd.(b)	2,504,828
490,000	United Engineers Ltd.	906,144
		41,116,859
INFORMATION TECHNOLOGY—3.4%
1,750,000	Silverlake Axis Ltd.	1,038,406
497,000	Venture Corp. Ltd.	2,862,659
		3,901,065
TELECOMMUNICATION SERVICES—4.5%
1,670,000	Singapore Telecommunications Ltd.	5,156,855
	Total Long-Term Investments—99.6% (cost $88,426,479)	113,144,059

See Notes to Portfolio of Investments.

The Singapore Fund, Inc.

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.2%(b)
$186,000	Repurchase Agreement, State Street Bank and Trust Co., 0.01% dated 07/31/2013, due 08/01/2013 repurchase price $186,000, collateralized by U.S. Treasury Note, maturing 07/31/2020; total market value of $193,538	$186,000
	Total Short-Term Investment—0.2% (cost $186,000)	186,000
	Total Investments—99.8% (cost $88,612,479) (c)	113,330,059
	Other Assets in Excess of Liabilities—0.2%	224,507
	Net Assets—100.0%	$113,554,566

(a)                                 Unless otherwise noted, all securities are fair valued. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.

(b)                                 Security is not fair valued.

(c)                                  See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

Notes to Portfolio of Investments (unaudited)

July 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, (other than because the foreign exchange on which they trade closed before the Valuation Time), the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2013

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Consumer Discretionary	$408,329	$3,970,982	$—	$4,379,311
Health Care	1,411,937	2,995,456	—	4,407,393
Industrials	2,504,828	38,612,031	—	41,116,859
Other	—	63,240,496	—	63,240,496
Short-Term Investment	—	186,000	—	186,000
Total Investments	$4,325,094	$109,004,965	$—	$113,330,059

The Fund held no Level 3 securities at July 31, 2013.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are fair valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets.  For some securities, the pricing service is unable to provide a valuation factor.  The utilization of these procedures results in transfers between Level 1 and Level 2.  For the period ended July 31, 2013, the security issued by Far East Hospitality Trust, in the amount of $2,826,283, transferred from Level 1 to Level 2 because there was a fair value factor applied at July 31, 2013.  For the period ended July 31, 2013, securities issued by FJ Benjamin Holdings Ltd., in the amount of $541,047 and by Eu Yan Sang International Ltd., in the amount of $1,418,895 transferred from Level 2 to Level 1 because a fair value factor was not applied at July 31, 2013. For the period ended July 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $186,000 as of July 31, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)             market value of investment securities, other assets and liabilities — at the exchange rates at the current daily rates of exchange; and

(ii)          purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2013

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a quarterly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net investment income and net realized gains on investment transactions and net realized foreign exchange gains, if any to the extent those amounts are not otherwise distributed under the managed distribution policy. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to wash sales and investments in passive foreign investment companies.

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2013 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$88,612,479	$27,137,248	$(2,419,668)	$24,717,580

Item 2. Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
The Singapore Fund, Inc.

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
The Singapore Fund, Inc.

Date: September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
The Singapore Fund, Inc.

Date: September 26, 2013